Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000235073 [Member]
Shareholder Report [Line Items]
Fund Name	Relative Sentiment Tactical Allocation ETF
Class Name	Relative Sentiment Tactical Allocation ETF
Trading Symbol	MOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Relative Sentiment Tactical Allocation ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://relativesentimentetfs.com/mood-etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://relativesentimentetfs.com/mood-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 48,261,688
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 122,082
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Domestic Stock ETFs	32.8%
Global Stock ETFs	30.5%
Commodity Derivative ETFs	26.7%
Fixed Income ETFs	9.8%
Cash and Cash Equivalents	0.2%

TOP 5 HOLDINGS (as a % of Net Assets)
iShares Core MSCI EAFE ETF	21.5%
Vanguard Russell 1000	16.6%
iShares 20+ Year Treasury Bond ETF	9.8%
Graniteshares Gold Trust	9.6%
iShares Core MSCI Emerging Markets ETF	9.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 31, 2025, at https://relativesentimentetfs.com/mood-etf/.
Effective April 11, 2025, the Fund may invest in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) as part of the Fund’s principal investment strategies (collectively, “Risk-Based Strategies”). The Sub-Adviser may, at times, recommend that the Fund’s portfolio allocate exposure to Risk-Based Strategies when broad equity relative sentiment is bearish. As a result, the Fund may be indirectly exposed to the risk that the price of options may not be correlated with their reference asset and that the use of options can result in losses greater than the amount invested in the options.
Material Fund Change Strategies [Text Block]	Effective April 11, 2025, the Fund may invest in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) as part of the Fund’s principal investment strategies (collectively, “Risk-Based Strategies”). The Sub-Adviser may, at times, recommend that the Fund’s portfolio allocate exposure to Risk-Based Strategies when broad equity relative sentiment is bearish. As a result, the Fund may be indirectly exposed to the risk that the price of options may not be correlated with their reference asset and that the use of options can result in losses greater than the amount invested in the options.